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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-02864


                   	     Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Bond Fund
Schedule of Investments  9/30/10

PrincipalFloat                                                          Value
Amount    Rate
($)            CONVERTIBLE
               CORPORATE BONDS - 0.5 %
               Energy - 0.2 %
               Coal & Consumable Fuels - 0.2 %
2,680,000      Massey Energy Co., 3.25%, 8/1/15 (b)                $ 2,378,500
               Total Energy                                        $ 2,378,500
               Health Care Equipment & Services - 0.2 %
               Health Care Services - 0.1 %
2,570,000      Omnicare, Inc., 3.25%, 12/15/35                     $ 2,210,200
               Total Health Care Equipment & Services              $ 2,210,200
               Banks - 0.2 %
               Regional Banks - 0.2 %
2,100,000      National City Corp., 4.0%, 2/1/11                   $ 2,118,375
               Total Banks                                         $ 2,118,375
               TOTAL CONVERTIBLE CORPORATE BONDS
               (Cost  $5,454,777)                                  $ 6,707,075
               PREFERRED STOCKS - 1.5 %
               Banks - 0.2 %
               Diversified Banks - 0.2 %
4,000      7.19US Bancorp Preferred, FNR, 12/31/99 (Perpetual)     $ 3,091,500
               Total Banks                                         $ 3,091,500
               Diversified Financials - 0.4 %
               Diversified Finance Services - 0.3 %
4,600          Bank of America Corp., 7.25%, 12/31/49              $ 4,526,400
               Total Diversified Financials                        $ 4,526,400
               Insurance - 0.3 %
               Life & Health Insurance - 0.2 %
153,800        Delphi Financial Group, 7.376%, 5/15/37             $ 3,611,224
               Total Insurance                                     $ 3,611,224
               Real Estate - 0.6 %
               Real Estate Operating Companies - 0.6 %
150,400        Forest City Enterprises, Inc., 7.0%, 12/31/49       $ 7,971,200
               Total Real Estate                                   $ 7,971,200
               TOTAL PREFERRED STOCKS
               (Cost  $17,876,850)                                 $19,200,324
               COMMON STOCKS - 0.1 %
               Automobiles & Components - 0.1 %
               Auto Parts & Equipment - 0.0 %
12,022         Lear Corp. *                                        $   948,896
               Total Automobiles & Components                      $   948,896
               TOTAL COMMON STOCKS
               (Cost  $453,751)                                    $   948,896

               ASSET BACKED SECURITIES - 6.7 %
               Materials - 0.4 %
               Steel - 0.4 %
4,752,459  0.00Nomura Home Equity Loan, Inc., FNR, 5/25/35         $ 4,621,044
41,337     0.00Nomura Home Equity Trust, FNR, 3/25/36                   41,294
                                                                   $ 4,662,338
               Total Materials                                     $ 4,662,338
               Banks - 3.7 %
               Diversified Banks - 0.1 %
1,642,063  0.00Wells Fargo Home Equity Loan, FNR, 4/25/37          $ 1,594,093
               Thrifts & Mtg. Finance - 3.6 %
1,235,468  0.31Carrington Mtg. Loan Trust, FNR, 1/25/37            $ 1,178,660
440,999    0.75Carrington Mtg. Loan Trust, FNR, 2/25/35                439,194
542,105    0.66Carrington Mtg. Loan Trust, FNR, 9/25/35                487,243
2,150,000  0.33Carrington Mtg. Loan Trust, FNR, 10/25/36             1,626,585
1,133,200  5.94Citicorp Residential Mtg., FNR, 7/25/36               1,092,035
990,483        Citigroup Mtg. Loan Trust, 0.34606%, 1/25/37            962,356
297,707    0.36Citigroup Mtg. Loan Trust, FNR, 10/25/36                296,690
1,463,137  0.67Citigroup Mtg. Loan Trust, FNR, 7/25/35               1,411,783
1,206,237  0.41CMLTI 2006-WFH2 A2A, FNR, 8/25/36                       879,357
2,575,000  0.74Countrywide Asset Backed Certificates, FNR, 11/25/35  2,305,477
3,668,589  0.61Countrywide Asset Backed Certificates, FNR, 5/25/29   3,400,591
1,047,000  0.65Countrywide Asset Backed Certificates, FNR, 8/25/35     959,279
1,667,640  0.68Countrywide Asset Backed Certificates, FNR, 8/25/35   1,647,328
1,567,547  4.50Countrywide Asset Backed Certificates, FNR, 1/25/35   1,516,586
2,799,799  5.07Countrywide Asset-Backed Certificates, FNR, 12/25/35  2,702,123
700,000    7.50Credit-Based Asset Servicing, FNR, 10/25/36             721,939
1,445,288  0.96Credit-Based Asset Servicing, FNR, 5/25/50            1,376,939
2,338,570  5.56CRMSI 2006-2 A3, FNR, 9/25/36                         2,362,206
2,012,936      FBR Securitization Trust, 2.76188%, 9/25/35           1,914,542
687,041    0.80First Franklin Mtg. Loan Asset-Backed Certificates,     647,920
917,185    0.37Fremont Home Loan Trust, FNR, 2/25/36                   906,100
1,700,000  0.79GSAA Trust, FNR, 6/25/35                              1,587,096
113,501    0.52GSAMP Trust, FNR, 11/25/35                              113,229
689,301    0.69GSAMP Trust, FNR, 3/25/35                               661,983
440,557    0.63GSAMP Trust, FNR, 8/25/36                               431,522
1,136,115  0.00GSAMP Trust, FNR, 9/25/35                             1,106,223
1,200,000      LEAF II Receivables Funding LLC, 4.9%, 3/20/13        1,202,327
4,951,206      Local Insight Media Finance LLC, 5.88%, 10/23/37      2,624,139
429,303    0.30Morgan Stanley ABS Capital I, Inc., FNR, 10/25/36       428,375
563,453    0.32Morgan Stanley ABS Capital I, Inc., FNR, 12/25/36       536,901
2,580,126      Morgan Stanley Home Equity Loan, 0.28125%, 12/25/36   2,508,070
1,212,552  0.36Morgan Stanley Home Equity Loan, FNR, 4/25/37         1,105,858
82,492     0.31Morgan Stanley Ixis Real Estate Capital Trust, FNR,      82,096
634,963    0.38Option One Mtg. Loan Trust, FNR, 2/25/38                619,517
257,402    0.35Option One Mtg. Loan Trust, FNR, 5/25/37                248,174
1,500,000  0.67RASC 2005-KS7 M1, FNR, 8/25/35                        1,274,465
1,599,429  0.51SASC 2007-BC4 A3, FNR, 11/25/37                       1,528,342
1,328,331      Saxon Asset Securities Trust, 0.34594%, 11/25/36      1,256,923
                                                                   $46,150,173
               Total Banks                                         $47,744,266
               Diversified Financials - 2.6 %
               Consumer Finance - 0.0 %
293,049    0.34Indymac Residential Asset-Backed Trust, FNR, 7/25/37$   291,704
               Diversified Finance Services - 0.5 %
385,235    0.70Asset-Backed Securities Corp., FNR, 4/25/35         $   373,499
1,700,000      DT Auto Owner Trust, 3.46%, 1/15/14                   1,699,734
1,183,834      DT Auto Owner Trust, 5.92%, 10/15/15                  1,188,795
352,810    0.67Home Equity Asset Trust,  0.75719% 11/25/35             331,518
475,849    0.50JPMorgan Mtg. Acquisition Trust, FNR, 12/25/35          435,882
3,300,000  0.75Long Beach Mtg. Loan Trust, FNR, 4/25/35              3,012,306
                                                                   $ 7,041,734
               Specialized Finance - 2.0 %
3,308,765  0.53Aegis Asset-Backed Securities, FNR, 3/25/12         $ 2,962,970
2,895,000      Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37      2,895,000
5,325,000      Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37      5,095,203
3,100,000      Dunkin Brands Master Finance LLC, 5.779%, 6/20/31     3,118,476
4,535,000      Dunkin Brands Master Finance LLC, 8.28%, 6/20/31 (14  4,471,555
800,000    0.96Irwin Home Equity Corp., FNR, 4/25/30                   598,374
2,997,511  5.32Irwin Home Equity Corp., FNR, 6/25/35                 2,912,667
1,800,000      Master Asset-Backed Securities Trust,  0.79718%, 3/2  1,641,245
535,238        Master Asset-Backed Securities Trust, 0.67375%, 5/25    518,542
908,073    0.61New Century Home Equity Loan, FNR, 3/25/35              862,048
900,000    0.63SLMA 2004-10 A6B, FNR, 4/27/26                          898,830
                                                                   $25,974,910
               Total Diversified Financials                        $33,308,348
               TOTAL ASSET BACKED SECURITIES
               (Cost  $86,963,407)                                 $85,714,952
               COLLATERALIZED Mtg.
               OBLIGATIONS - 18.1 %
               Materials - 0.5 %
               Forest Products - 0.5 %
1,435,000      TSTAR 2006-1 B, 5.7467%, 10/15/36                   $ 1,540,404
4,470,000      TSTAR 2006-1A A, 5.668%, 10/15/36                     4,988,638
                                                                   $ 6,529,042
               Total Materials                                     $ 6,529,042
               Banks - 11.4 %
               Thrifts & Mtg. Finance - 11.4 %
2,450,610  5.75American General Mtg. Loan, FNR, 9/25/48            $ 2,541,809
2,291,131      Banc of America Alternative Loan Trust, 5.5%,  01/25  2,284,851
3,361,493      Banc of America Alternative Loan Trust, 5.0%, 7/25/1  3,465,212
714,151        Banc of America Alternative Loan Trust, 6.0%, 3/25/3    724,611
2,672,591      Banc of America Alternative Loan Trust, 5.5%, 9/25/3  2,728,021
2,932,118      Banc of America Funding Corp., 0.4013%,  09/25/36     2,768,213
1,448,523      Banc of America Funding Corp., 5.5%, 1/25/36          1,513,643
1,704,185      Bayview Commercial A, 0.67375%,  04/25/34             1,387,254
3,100,000  5.00BCAP LLC 2006-RR1 PB, FNR, 11/25/36                   3,134,667
922,000        BCAP LLC Trust, 5.0%, 11/25/36                          957,042
4,101,166      Bear Stearns Adjustable Rate Mtg., 4.754%, 10/25/33   3,986,170
2,205,965  2.57Bear Stearns Adjustable Rate Mtg., FNR, 8/25/33       2,222,596
1,567,058  6.48Chase Commercial Mtg. Securities Corp., FNR, 2/12/16  1,589,028
1,241,199      Chase Mtg. Finance Corp., 5.0%, 10/25/33              1,263,907
2,905,219      Chase Mtg. Finance Corp., 5.5%, 5/25/35               3,006,085
2,377,274      Chase Mtg. Finance Corp., 5.5%, 5/25/37               2,329,902
2,109,339      Citigroup Commercial Mtg. Trust, 4.639%, 5/15/43      2,161,951
755,196        Citigroup Commercial Mtg. Trust, 5.273%, 10/15/49       763,477
1,039,970      Countrywide Alternative Loan Trust, 4.25%, 4/25/34    1,034,932
1,016,248      Countrywide Alternative Loan Trust, 5.0%, 7/25/18     1,046,001
1,072,000      Countrywide Alternative Loan Trust, 5.125%, 3/25/34   1,093,768
1,738,447      Countrywide Alternative Loan Trust, 5.5%, 1/25/35     1,743,879
6,857,522      Countrywide Alternative Loan Trust, 5.5%, 4/25/35     4,689,948
1,733,006      Countrywide Alternative Loan Trust, 5.5%, 4/25/34     1,750,707
2,554,228      Countrywide Alternative Loan Trust, 5.0%, 8/25/19     2,618,452
2,401,349  0.00Countrywide Alternative Loan Trust, FNR, 8/25/18      2,229,727
2,075,119      Countrywide Home Loan Mtg., 4.5%, 9/25/35             1,814,119
463,780        CWHL 2005-16 A22, 5.5%, 9/25/35                         450,316
643,719        Downey Savings & Loan, 0.83625%, 7/19/44                490,183
286,496        First Horizon Mtg. Pass-Through Trust, 5.0%, 3/25/18    295,767
800,000        GMAC Commercial Mtg. Securities, Inc., 5.307%, 4/10/    778,304
3,375,000      GMAC Commercial Mtg. Securities, Inc., 4.864%, 12/10  3,644,150
2,354,026      GS Mtg. Securities Corp., II, 7.12%, 11/18/29         2,506,682
1,190,609  0.66Impac CMB Trust, FNR, 11/25/35                          982,552
341,854    1.06Impac Securities Assets Corp., FNR, 11/25/34            311,357
1,492,190  0.61Impac Securities Assets Corp., FNR, 5/25/36           1,243,252
118,319        JPMorgan Chase Commercial Mtg., 4.79%, 10/15/42         118,240
2,600,000      JPMorgan Mtg. Trust, 4.5%, 8/25/19                    2,675,600
3,276,010      JPMorgan Mtg. Trust, 6.0%, 8/25/34                    3,025,382
1,750,000      JPMCC 2002-C3 B, 5.146%, 7/12/35                      1,833,184
928,620    0.00JPMMT 2004-A1 3A1, FNR, 2/25/34                         947,963
1,551,552      LB-UBS Commercial Mtg. Trust, 6.51%, 12/15/26         1,553,715
2,085,999      Master Adjustable Rate Mtg., 5.194229%, 1/25/35       1,835,383
3,004,306      Master Alternative Loans Trust, 5.5%, 2/25/35         3,037,933
2,122,831      Master Alternative Loans Trust, 4.5%, 1/25/15         2,107,260
1,571,836      Master Alternative Loans Trust, 5.5%, 10/25/19        1,607,149
4,074,383      Master Alternative Loans Trust, 6.0%, 7/25/34         4,138,342
1,084,993      Master Asset Securitization Trust, 5.5%, 11/25/33     1,114,717
2,716,988  6.73Master Seasoned Securities Trust, FNR, 9/25/32        2,823,238
631,112        Merrill Lynch Mtg. Trust, 4.556%, 6/12/43               648,901
2,784,791  5.44Merrill Lynch/Countrywide Commercial Mtg., FNR, 3/12  2,806,031
1,712,497  0.49MLCC Mtg. Investors, Inc., FNR, 4/25/29               1,610,365
1,208,292      RAAC Series, 6.0%, 1/25/32                            1,245,728
1,407,554      Residential Funding Mtg. Sec I, 5.5%, 11/25/35        1,295,710
8,510,000  5.54SASC 2007 BHC1 A1, FNR, 12/18/49                      1,792,206
2,890,000  5.58SASC 2007 BHC1 A2, FNR, 12/18/49                        234,870
1,950,840  0.88Sequoia Mtg. Trust, FNR, 9/20/33                      1,731,156
8,546,471      Wachovia Bank Commercial Mtg. Trust, 4.368%, 8/15/41  8,890,132
322,462        Wachovia Bank Commercial Mtg. Trust, 4.516%, 5/15/44    322,419
2,529,464      Wachovia Bank Commercial Mtg. Trust, 4.957%, 8/15/35  2,555,130
3,787,250      Wachovia Bank Commercial Mtg. Trust, 4.803%, 10/15/4  4,019,842
940,994,7  0.15Wachovia Bank Commercial Mtg. Trust, FNR, 6/15/45     1,268,555
2,050,000      WAMU 2003-S1 A5, 5.5%, 4/25/33                        2,137,455
1,642,981      WaMu Mtg. Pass-Through Certificate, 2.73272%, 1/25/3  1,612,596
763,835        WaMu Mtg. Pass-Through Certificate, 4.82069%, 9/25/3    761,026
2,405,138  0.49WAMU Mtg. Pass-Through Certificate, FNR, 4/25/45      1,981,064
1,450,000      WBCMT 2003-C9 B, 5.109%, 12/15/35                     1,409,149
1,868,922      Wells Fargo Mtg. Backed Securities, 5.0%, 11/25/36    1,908,048
2,000,776      Wells Fargo Mtg. Backed Securities, 5.0%, 3/25/21     1,980,346
1,090,529      Wells Fargo Mtg. Backed Securities, 5.25, 12/25/33    1,133,433
2,283,277      Wells Fargo Mtg. Backed Securities, 5.5%, 5/25/35     2,360,961
832,121    2.91Wells Fargo Mtg. Backed Securities, FNR, 10/25/34       835,657
843,333    2.96Wells Fargo Mtg. Backed Securities, FNR, 10/25/35       837,632
936,473    4.52Wells Fargo Mtg. Backed Securities, FNR, 11/25/33       961,803
380,716    4.54Wells Fargo Mtg. Backed Securities, FNR, 6/25/34        375,289
4,200,000  4.76WFMBS 2004-L A6, FNR, 7/25/34                         4,285,432
                                                                   $145,371,577
               Total Banks                                         $145,371,577
               Diversified Financials - 3.6 %
               Asset Management & Custody Banks - 0.0 %
1,062,598  5.35Jefferies & Co., Inc., FNR, 5/26/37                 $ 1,010,507
               Consumer Finance - 0.1 %
1,753,141      GMAC Mtg. Corp Loan Trust, 5.5%, 11/25/33           $ 1,825,465
               Diversified Finance Services - 3.0 %
4,211,269      Banc of America Mtg. Securities Trust, 3.614%, 11/25$ 3,979,253
2,215,632      Banc of America Mtg. Securities Trust, 5.5%, 11/25/3  2,167,029
2,031,867  2.92Banc of America Mtg. Securities Trust, FNR, 7/25/33   1,986,837
2,533,694  2.94Banc of America Mtg. Securities Trust, FNR, 5/25/35   2,499,958
793,836        Banc of America Mtg. Securities Trust, 5.75%, 1/25/3    820,983
1,317,412  5.12Banc of America Mtg. Securities Trust, FNR, 9/25/35   1,270,972
2,930,456      Banc of America Mtg. Securities Trust, 5.0%, 8/25/33  2,934,567
2,750,000      Citicorp Mtg. Securities, Inc., 5.5%, 4/25/35         2,831,906
2,113,701      Citicorp Mtg. Securities, Inc., 5.5%, 3/25/35         2,180,508
1,556,235      CMSI 2006-1 3A1, 5.0%, 2/25/36                        1,558,432
2,146,557      JPMorgan Alternative Loan Trust, 6.0%, 3/25/36        1,595,578
235,067        Morgan Stanley Capital I, Inc., 7.0%, 7/25/33           242,397
2,832,513  5.50RALI 2004-QS16 1A1, FNR, 12/25/34                     2,791,674
5,114,163      Residential Accredit Loans, Inc., 5.0%, 5/25/19       5,341,053
1,625,320      Residential Accredit Loans, Inc., 5.0%, 3/25/19       1,662,130
2,535,563      Residential Accredit Loans, Inc., 5.0%, 8/25/18       2,626,247
1,064,319  0.45Residential Accredit Loans Inc., FNR, 5/25/47           590,664
636,906        Vericrest Opportunity Loan Trust, 4.25%, 5/25/39        636,906
                                                                   $37,717,094
               Investment Banking & Brokerage - 0.3 %
1,296,519      Banc of America Commercial Mtg., Inc., 4.05%, 11/10/$ 1,311,500
1,440,000      Banc of America Commercial Mtg., Inc., 4.877%, 7/10/  1,538,382
1,175,858  5.68Bear Stearns Commercial Mtg. Securities Trust,  FNR,  1,187,807
                                                                   $ 4,037,689
               Specialized Finance - 0.1 %
841,808        CW Capital Cobalt, Ltd., 5.174%, 8/15/48            $   884,287
               Total Diversified Financials                        $45,475,042
               Real Estate - 0.9 %
               Mtg. Real Estate Investment Trusts - 0.9 %
3,476,284      Credit Suisse First Boston Mtg. Corp., 6.51%, 2/15/3$ 3,483,022
2,868,246  1.61Credit Suisse First Boston Mtg. Corp., FNR, 12/25/33  2,734,821
2,747,748      CS First Boston Mtg. Security Trust, 3.5%, 7/25/18    2,806,885
674,488        CS First Boston Mtg. Security Trust, 7.0%, 5/25/32      430,102
1,591,514  1.76CS First Boston Mtg. Security Trust, FNR, 8/25/33     1,496,006
                                                                   $10,950,836
               Total Real Estate                                   $10,950,836
               Government - 1.7 %
593,205        Fannie Mae Remics, 0.58125%, 9/25/20                $   593,205
2,700,000      Fannie Mae Remics, 5.0%, 3/25/24                      2,947,709
5,000,000      Fannie Mae Remics, 5.0%, 7/25/33                      5,410,842
262,696        Fannie Mae Remics, 5.69%, 1/25/32                       274,758
166,604        Federal Home Loan Bank, 6.0%, 4/15/32                   170,530
1,086          Federal National Mtg. Association, 10.3%, 4/25/19         1,108
7,751          Federal National Mtg. Association, 10.3%, 4/25/19         9,060
3,743,000      FHR 3211 PB, 5.5%, 2/15/33                            3,979,476
1,214,161      Freddie Mac Remics, 5.0%, 8/15/35                     1,261,908
5,000,000      Freddie Mac Remics, 5.0%, 6/15/33                     5,396,811
649,017        Freddie Mac Remics, 6.1%, 9/15/18                       660,608
1,326,960      GSR Mtg. Loan Trust, 4.1408%, 6/25/34                 1,312,853
                                                                   $22,018,868
               Total Government                                    $22,018,868
               TOTAL COLLATERALIZED Mtg.
               OBLIGATIONS
               (Cost  $235,910,285)                                $230,345,365
               CORPORATE BONDS - 40.5 %
               Energy - 4.3 %
               Integrated Oil & Gas - 0.2 %
1,200,000      BP Capital Markets Plc, 5.25%, 11/7/13              $ 1,306,958
990,000        Marathon Oil Corp., 5.9%, 3/15/18                     1,142,696
45,000         Petro-Canada, 4.0%, 7/15/13                              47,697
                                                                   $ 2,497,351
               Oil & Gas Drilling - 0.1 %
1,025,000      Pride International, Inc., 6.875%, 8/15/20          $ 1,115,969
               Oil & Gas Equipment And Services - 0.3 %
900,000    3.62Sevan Marine ASA, FNR, 5/14/13 (144A)               $   769,500
2,815,000      Weatherford International, Ltd., 9.625%, 3/1/19 (b)   3,672,221
                                                                   $ 4,441,721
               Oil & Gas Exploration & Production - 1.1 %
2,180,000      Canadian Natural Resource, 5.9%, 2/1/18             $ 2,541,740
1,020,000      Chesapeake Energy Corp., 9.5%, 2/15/15                1,180,650
2,292,000      Denbury Resources, Inc., 8.25%, 2/15/20               2,501,145
160,000        Denbury Resources, Inc., 9.75%, 3/1/16                  179,600
1,570,996      Gazprom International SA, 7.201%, 2/1/20              1,700,603
250,000        Mariner Energy, Inc., 11.75%, 6/30/16                   314,375
1,605,000      Ras Laffan Liquefied Natural Gas Co., Ltd. III,
               5.832%, 9/30/16 (144A)                                1,753,110
1,000,000      TNK-BP Finance SA, 6.625%, 3/20/17 (144A)             1,058,750
2,080,000      TNK-BP Finance SA, 7.5%, 7/18/16 (144A)               2,308,800
1,000,000      TNK-BP Finance SA, 7.875%, 3/13/18 (144A)             1,127,500
                                                                   $14,666,273
               Oil & Gas Refining & Marketing - 0.6 %
1,150,000      Holly Energy Partners LP, 6.25%, 3/1/15             $ 1,132,750
100,000        Petroplus Finance, 7.0%, 5/1/17 (144A)                   87,000
2,475,000      Spectra Energy Capital Corp., 6.2%, 4/15/18           2,894,465
2,890,000      Valero Energy Corp., 9.375%, 3/15/19                  3,690,695
                                                                   $ 7,804,910
               Oil & Gas Storage & Transportation - 1.9 %
435,000        Boardwalk Pipelines LLC, 5.5%, 2/1/17               $   475,452
1,535,000      Buckeye Partners LP, 6.05%, 1/15/18                   1,730,821
2,900,000      DCP Midstream Partners LP, 9.75% , 3/15/19            3,858,943
3,250,000      Kinder Morgan Energy, 5.95%, 2/15/18                  3,670,466
1,450,000      NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)              1,541,985
3,500,000      Plains All America Pipeline, 6.125%, 1/15/17          3,910,008
3,885,000      Questar Pipeline Co., 5.83%, 2/1/18                   4,474,875
3,345,000      Southern Union Co., 7.2%, 11/1/66                     3,018,863
1,500,000      Spectra Energy Capital LLC, 6.75%, 7/15/18            1,734,672
                                                                   $24,416,085
               Total Energy                                        $54,942,309
               Materials - 2.3 %
               Aluminum - 0.4 %
2,425,000      Alcoa Inc., 6.15%, 8/15/20                          $ 2,493,252
2,290,000      Novelis Inc., 7.25%, 2/15/15                          2,330,075
                                                                   $ 4,823,327
               Commodity Chemicals - 0.1 %
1,700,000      Nova Chemicals Corp., 8.375%, 11/1/16               $ 1,789,250
               Construction Materials - 0.1 %
2,260,000  6.64C8 Capital SPV, Ltd., FNR, 12/31/49                 $ 1,487,356
475,000        Holcim, Ltd., 6.0%, 12/30/19 (144A)                     518,305
                                                                   $ 2,005,661
               Diversified Metals & Mining - 0.3 %
1,865,000      Anglo American Capital Plc, 9.375%, 4/8/14          $ 2,296,147
950,000        Teck Resources, Ltd., 10.25%, 5/15/16                 1,154,250
                                                                   $ 3,450,397
               Fertilizers & Agricultural Chemicals - 0.5 %
4,368,000      Agrium, Inc., 6.75%, 1/15/19                        $ 5,167,501
1,500,000      CF Industries Holdings, Inc., 6.875%, 5/1/18          1,614,375
45,000         Potash Corp. Saskatchewan, 4.875%, 3/1/13                48,422
                                                                   $ 6,830,298
               Specialty Chemicals - 0.2 %
2,400,000      Cytec Industries, Inc., 8.95%, 7/1/17               $ 3,027,713
               Steel - 0.6 %
3,900,000      ArcelorMittal, 6.125%, 6/1/18                       $ 4,217,912
2,805,000      Commercial Metals Co., 7.35%, 8/15/18                 3,039,837
                                                                   $ 7,257,749
               Total Materials                                     $29,184,395
               Capital Goods - 3.2 %
               Aerospace & Defense - 0.2 %
3,020,000      Esterline Technology, 6.625%, 3/1/17                $ 3,095,500
               Building Products - 0.5 %
2,225,000  6.72C10 Capital SPV, Ltd., FNR, 12/31/49                $ 1,451,256
4,260,000      Masco Corp., 7.125%, 3/15/20                          4,364,021
                                                                   $ 5,815,277
               Construction & Farm Machinery & Heavy Trucks - 0.3 %
1,200,000      Caterpillar, Inc., 7.9%, 12/15/18 (b)               $ 1,606,710
910,000        Cummins, Inc., 6.75%, 2/15/27                           991,381
600,000        Oshkosh Corp., 8.5%, 3/1/20                             649,500
                                                                   $ 3,247,591
               Electrical Component & Equipment - 0.4 %
2,665,000      Anixter International Corp., 5.95%, 3/1/15          $ 2,618,363
2,670,000      Belden CDT, Inc., 7.0%, 3/15/17                       2,676,675
                                                                   $ 5,295,038
               Industrial Conglomerates - 0.6 %
3,500,000      Cargill, Inc., 5.2%, 1/22/13 (144A)                 $ 3,793,433
2,950,000      Tyco Electronics Group SA, 6.55%, 10/1/17             3,450,335
525,000        Tyco International Finance SA, 8.5%, 1/15/19            695,847
                                                                   $ 7,939,615
               Industrial Machinery - 0.3 %
2,150,000      Ingersoll-Rand Global Holding, 9.5%, 4/15/14        $ 2,660,270
1,810,000      Valmont Industries, Inc., 6.625%, 4/20/20             1,864,707
                                                                   $ 4,524,977
               Trading Companies & Distributors - 0.8 %
495,000        Ace Hardware Corp., 9.125%, 6/1/16 (144A)           $   528,413
5,660,000      GATX Financial Corp., 6.0%, 2/15/18 (b)               6,241,791
3,450,000      Glencore Funding LLC, 6.0%, 4/15/14 (144A)            3,578,975
                                                                   $10,349,179
               Total Capital Goods                                 $40,267,177
               Commercial Services & Supplies - 0.3 %
               Office Services & Supplies - 0.3 %
3,110,000      Pitney Bowes Inc., 5.6%, 3/15/18                    $ 3,354,057
               Total Commercial Services & Supplies                $ 3,354,057
               Transportation - 1.0 %
               Airlines - 0.1 %
799,825        Southwest Airlines Co., 7.67%, 1/2/14               $   834,057
               Railroads - 0.9 %
2,140,000      Burlington Santa Fe Corp., 5.75%, 3/15/18           $ 2,482,909
3,400,000      Kansas City Southern Mexico, 7.625%, 12/1/13          3,519,000
5,125,000      Union Pacific Corp., 5.7%, 8/15/18                    5,975,376
                                                                   $11,977,285
               Total Transportation                                $12,811,342
               Automobiles & Components - 0.1 %
               Automobile Manufacturers - 0.1 %
655,000        Hyundai Motor Manufacturers, 4.5%, 4/15/15 (b)      $   676,461
790,000        Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)     840,049
                                                                   $ 1,516,510
               Total Automobiles & Components                      $ 1,516,510
               Consumer Durables & Apparel - 0.4 %
               Household Appliances - 0.4 %
4,235,000      Whirlpool Corp., 5.5%, 3/1/13                       $ 4,543,232
               Total Consumer Durables & Apparel                   $ 4,543,232
               Consumer Services - 0.8 %
               Casinos & Gaming - 0.0 %
1,160,000      Station Casinos, Inc., 6.625%, 3/15/18 (e)          $     4,536
               Education Services - 0.6 %
2,160,000      Leland Stanford Junior University, 4.75%, 5/1/19    $ 2,466,612
2,470,000      President & Fellows of Harvard, 3.7%, 4/1/13          2,639,195
3,095,000      President & Fellows of Harvard, 6.3%, 10/1/37         3,512,361
                                                                   $ 8,618,168
               Restaurants - 0.1 %
1,200,000      McDonald's Corp., 5.35%, 3/1/18                     $ 1,405,818
               Total Consumer Services                             $10,028,522
               Media - 0.7 %
               Broadcasting - 0.6 %
2,620,000      Grupo Telivisa SA, 6.0%, 5/15/18 (144A)             $ 2,917,700
4,250,000      Intelsat Subsidiary Holding Co., 8.5%, 1/15/13        4,297,813
                                                                   $ 7,215,513
               Cable & Satellite - 0.1 %
800,000        Time Warner Cable, Inc., 8.25%, 4/1/19              $ 1,032,862
425,000        Time Warner Cable, Inc., 8.75, 2/14/19                  561,252
                                                                   $ 1,594,114
               Total Media                                         $ 8,809,627
               Retailing - 0.4 %
               Internet Retail - 0.3 %
3,000,000      Expedia, Inc., 8.5%, 7/1/16 (144A)                  $ 3,262,500
800,000        Expedia, Inc., 5.95%, 8/15/20 (144A)                    817,072
                                                                   $ 4,079,572
               Specialty Stores - 0.1 %
1,105,000      Sally Holdings LLC, 9.25%, 11/15/14 (144A) (b)      $ 1,163,013
               Total Retailing                                     $ 5,242,585
               Food, Beverage & Tobacco - 1.2 %
               Agricultural Products - 0.4 %
5,175,000      Viterra, Inc., 5.95%, 8/1/20                        $ 5,202,381
               Brewers - 0.3 %
2,930,000      Anheuser-Busch InBev Worldwide, Inc., 7.75% 1/15/19 $ 3,800,831
55,000         Miller Brewing Co., 5.5%, 8/15/13 (144A)                 60,483
                                                                   $ 3,861,314
               Packaged Foods & Meats - 0.3 %
3,725,000      Kraft Foods, Inc., 6.5%, 2/9/40                     $ 4,361,476
               Tobacco - 0.1 %
1,535,000      UST, Inc., 5.75%, 3/1/18                            $ 1,658,472
               Total Food, Beverage & Tobacco                      $15,083,643
               Health Care Equipment & Services - 0.4 %
               Health Care Facilities - 0.2 %
1,050,000      HCA, Inc., 7.875%, 2/15/20                          $ 1,148,438
385,000        HCA, Inc., 8.5%, 4/15/19                                429,275
310,000        HCA, Inc., 9.875%, 2/15/17                              342,550
                                                                   $ 1,920,263
               Managed Health Care - 0.2 %
3,275,000      United Health Group, 4.875%, 2/15/13                $ 3,519,868
               Total Health Care Equipment & Services              $ 5,440,131
               Pharmaceuticals & Biotechnology - 0.5 %
               Biotechnology - 0.4 %
5,055,000      Biogen Idec, Inc., 6.0%, 3/1/13                     $ 5,537,672
               Pharmaceuticals - 0.1 %
1,000,000      Abbott Laboratories, 5.125%, 4/1/19                 $ 1,152,541
               Total Pharmaceuticals & Biotechnology               $ 6,690,213
               Banks - 4.4 %
               Diversified Banks - 1.1 %
3,515,000      Barclays Plc, 6.05%, 12/4/17                        $ 3,811,961
3,400,000      BNP Paribas, 1.34438%, 4/27/17                        3,315,449
3,230,000      Credit Agricole SA, 8.375%, 12/13/49                  3,456,100
1,855,000      Industrial Bank of Korea, 7.125%, 4/23/14             2,135,335
2,000,000  3.04Scotiabank Peru SA, FNR, 3/15/17 (144A)               2,005,000
                                                                   $14,723,845
               Regional Banks - 3.2 %
1,870,000      American Express Bank FSB, 5.5%, 4/16/13            $ 2,035,420
2,000,000      Branch Banking & Trust Co., 4.875%, 1/15/13 (b)       2,129,440
1,190,000      Cobank, ACB, 7.875% 4/16/18 (144A)                    1,381,127
2,425,000      KeyBank NA, 5.8%, 7/1/14                              2,643,968
2,030,000      Keycorp, 6.5%, 5/14/13                                2,224,760
2,505,000      Mellon Funding Corp., 5.5%, 11/15/18                  2,858,866
1,435,000      PNC Bank NA, 6.0%, 12/7/17                            1,613,492
6,273,000  8.25PNC Funding Corp., FNR, 5/29/49 (b)                   6,663,118
2,755,000      Sovereign Bancorp, 8.75%, 5/30/18                     3,183,576
6,670,000      State Street Capital, 8.25%, 3/15/42                  6,840,352
3,520,000      Wachovia Bank NA, 6.0%, 11/15/17                      4,023,300
5,470,000  7.70Wells Fargo & Co., FNR, 12/29/49                      5,675,125
                                                                   $41,272,544
               Total Banks                                         $55,996,389
               Diversified Financials - 8.2 %
               Asset Management & Custody Banks - 0.9 %
2,000,000      Bank of New York, 4.95%, 3/15/15                    $ 2,234,170
3,945,000      Eaton Vance Corp., 6.5%, 10/2/17                      4,672,194
5,400,000      Janus Capital Group, Inc., 6.95%, 6/15/17             5,640,932
                                                                   $12,547,296
               Consumer Finance - 1.9 %
4,435,000      American General Finance, 6.9%, 12/15/17            $ 3,703,225
3,875,000      American Honda Finance, 6.7%, 10/1/13 (144A)          4,426,192
1,765,000      Capital One Bank U.S.A. NA, 8.8%, 7/15/19             2,255,783
3,335,000      Capital One Capital VI, 8.875%, 5/15/40               3,501,750
2,575,000      Caterpillar Financial, 7.05%, 10/1/18                 3,264,706
3,750,000      John Deere Capital Corp., 2.875%, 6/19/12             3,897,743
3,155,000  4.00SLM Corp., FNR, 7/25/14                               2,713,237
                                                                   $23,762,636
               Diversified Finance Services - 2.3 %
3,800,000      Alterra Finance LLC, 6.25%, 9/30/20                 $ 3,813,862
3,085,000      AngloGold Ashanti Holdings, 5.375%, 4/15/20           3,263,572
625,000    6.66Caelus Re II, Ltd., FNR, 5/24/13                        633,125
3,015,000      Crown Castle Towers LLC, 4.883%, 8/15/20              3,114,884
1,625,000      Crown Castle Towers LLC, 6.113%, 1/15/20              1,795,186
1,840,000      Hyundai Capital Services, Inc., 6.0%, 5/5/15          2,008,174
2,575,000      JPMorgan Chase & Co., 6.0%, 1/15/18                   2,940,596
5,750,000      JPMorgan Chase & Co., 7.9%, 4/29/49                   6,161,873
1,400,000      Lodestone Re, Ltd., 0.0%, 05/17/13 (144A)             1,398,180
1,100,000      NationsBank Corp., 7.75%, 8/15/15                     1,274,877
843,260        PF Export Receivable Master Trust, 6.436%, 6/1/15 (1    898,072
907,076        Power Receivables Finance LLC, 6.29%, 1/1/12 (144A)     907,094
1,250,000  6.76Residential Reinsurance 2010 LLC, FNR, 6/6/13 (144A)  1,272,250
                                                                   $29,481,745
               Investment Banking & Brokerage - 2.2 %
700,000        Alta Wind Holdings II-IV LLC, 7.0%, 6/30/35 (144A)  $   740,796
2,000,000      Goldman Sachs, 5.5%, 11/15/14                         2,197,748
11,040,00  5.79Goldman Sachs Capital, FNR. 12/29/49                  9,370,200
3,125,000      Jefferies Group, Inc., 6.875%, 4/15/21                3,277,794
2,730,000      Macquarie Group, Ltd., 6.0%, 1/14/20                  2,854,701
3,325,000      Merrill Lynch & Co., 5.45%, 2/5/13                    3,570,851
3,125,000      Morgan Stanley, 5.5%, 1/26/20                         3,212,034
2,765,000  6.63Morgan Stanley Dean Witter, FNR, 4/1/18               3,065,431
                                                                   $28,289,555
               Specialized Finance - 0.8 %
2,900,000      BM&F Bovespa SA, 5.5%, 7/16/20                      $ 3,087,743
4,680,000      Cantor Fitzgerald LP, 7.875%, 10/15/19                4,913,204
2,000,000      National Rural Utilities Corp., 5.45%, 2/1/18         2,303,276
                                                                   $10,304,223
               Total Diversified Financials                        $104,385,455
               Insurance - 3.8 %
               Insurance Brokers - 0.1 %
1,560,000      Leucadia National Corp., 7.125%, 3/15/17 (144A)     $ 1,563,900
               Life & Health Insurance - 1.7 %
850,000        Delphi Financial Group, Inc., 7.875%, 1/31/20       $   952,085
3,380,000      Lincoln National Corp., 6.05%, 4/20/67                2,949,050
1,690,000      Lincoln National Corp., 8.75%, 7/1/19                 2,173,950
4,200,000      MetLife, Inc., 10.75%, 8/1/39                         5,449,500
4,250,000      Protective Life Corp., 7.375%, 10/15/19               4,784,038
2,800,000      Prudential Financial, Inc., 5.15%, 1/15/13            2,988,409
2,140,000      Prudential Financial, Inc., 8.875%, 6/15/38           2,386,100
                                                                   $21,683,132
               Multi-Line Insurance - 0.9 %
4,620,000      Liberty Mutual Group, 7.0%, 3/15/37 (144A)          $ 4,016,332
3,035,000      Liberty Mutual Group, 7.3%, 6/15/14 (144A)            3,353,101
650,000   10.75Liberty Mutual Group, FNR, 6/15/58 (144A)               767,000
2,650,000      Loew Corp., 5.25%, 3/15/16                            2,980,656
                                                                   $11,117,089
               Property & Casualty Insurance - 0.7 %
5,000,000      The Hanover Insurance Group, Inc., 7.625%, 10/15/25 $ 5,246,115
700,000        The Hanover Insurance Group, Inc., 7.5%, 3/1/20         779,001
2,000,000      The Travelers Cos., Inc., 6.25%, 6/15/37              2,369,340
                                                                   $ 8,394,456
               Reinsurance - 0.5 %
600,000    5.91Foundation Re III, Ltd., FNR, 2/3/14                $   601,860
5,048,000      Platinum Underwriters Holdings, Ltd., 7.5%, 6/1/17    5,575,996
                                                                   $ 6,177,856
               Total Insurance                                     $48,936,433
               Real Estate - 3.1 %
               Diversified Real Estate Activities - 0.4 %
4,125,000      WEA Finance LLC, 7.125%, 4/15/18                    $ 4,851,050
               Diversified Real Estate Investment Trusts - 0.6 %
5,125,000      Dexus Finance Pty, Ltd., 7.125%, 10/15/14           $ 5,643,799
1,765,000      Digital Realty Trust LP, 4.5%, 7/15/15 (144A)         1,822,232
725,000        Digital Realty Trust LP, 5.875%, 2/1/20 (144A)          770,764
                                                                   $ 8,236,795
               Office Real Estate Investment Trusts - 0.2 %
692,000        Mack-Cali Realty LP, 5.125%, 1/15/15                $   743,144
1,607,000      Mack-Cali Realty LP, 5.125%, 2/15/14                  1,706,440
                                                                   $ 2,449,584
               Real Estate Operating Companies - 0.0 %
180,000        Forest City Enterprises, Inc., 7.625%, 6/1/15       $   171,900
               Retail Real Estate Investment Trusts - 0.2 %
2,905,000      Developers Diversified Realty Corp., 7.5%, 4/1/17   $ 3,018,551
               Specialized Real Estate Investment Trusts - 1.6 %
4,125,000      Health Care REIT, Inc., 6.2%, 6/1/16                $ 4,609,193
860,000        Health Care REIT, Inc., 6.0%, 11/15/13                  946,330
2,425,000      Healthcare Realty Trust, Inc., 6.5%, 1/17/17          2,626,726
5,325,000      Hospitality Properties Trust, 7.875%, 8/15/14         5,990,375
4,285,000      Senior Housing Properties Trust, 6.75%, 4/15/20       4,467,113
540,000        Ventas Realty LP Capital Corp., 6.75%, 4/1/17           561,588
1,910,000      Ventas Realty LP Ventas Capital Corp., 6.5%, 6/1/16   1,993,389
                                                                   $21,194,714
               Total Real Estate                                   $39,922,594
               Software & Services - 0.6 %
               Data Processing & Outsourced Services - 0.1 %
1,295,000      First Data Corp., 9.875%, 9/24/15                   $ 1,058,663
               Internet Software & Services - 0.3 %
3,950,000      GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)       $ 3,988,649
               Systems Software - 0.2 %
1,800,000      Oracle Corp., 5.75%, 4/15/18                        $ 2,140,229
               Total Software & Services                           $ 7,187,541
               Technology Hardware & Equipment - 0.7 %
               Communications Equipment - 0.1 %
497,000        Brocade Communications Systems, Inc., 6.625%, 1/15/1$   516,880
497,000        Brocade Communications Systems, Inc., 6.875, 1/15/20    521,850
                                                                   $ 1,038,730
               Computer Hardware - 0.1 %
1,700,000      Hewlett-Packard Co., 4.5%, 3/1/13                   $ 1,839,856
               Electronic Equipment & Instruments - 0.5 %
5,070,000      Agilent Technologies, Inc., 6.5%, 11/1/17           $ 5,840,113
               Total Technology Hardware & Equipment               $ 8,718,699
               Semiconductors - 0.2 %
               Semiconductor Equipment - 0.2 %
3,140,000      Klac Instruments Corp., 6.9%, 5/1/18                $ 3,601,869
               Total Semiconductors                                $ 3,601,869
               Telecommunication Services - 0.5 %
               Integrated Telecommunication Services - 0.4 %
1,200,000      AT&T, Inc., 5.6%, 5/15/18                           $ 1,402,232
2,530,000      Cincinnati Bell, Inc., 8.25%, 10/15/17                2,555,300
1,990,000      Embarq Corp., 7.082%, 6/1/16                          2,211,696
                                                                   $ 6,169,228
               Total Telecommunication Services                    $ 6,169,228
               Utilities - 3.5 %
               Electric Utilities - 2.1 %
1,275,000      CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/1$ 1,505,454
980,000        Commonwealth Edison, 6.15%, 9/15/17                   1,160,935
774,409        Crocket Cogeneration, 5.869%, 3/30/25 (144A)            810,000
3,365,000      Enel Finance International SA, 5.125%, 10/7/19 (144A  3,568,670
454,000        Entergy Gulf States, 5.7%, 6/1/15                       454,778
1,330,308      FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)   1,383,081
457,800        FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)         444,066
1,925,000      Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)    2,178,236
610,000        Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)     783,655
910,000        Nevada Power Co., 6.5%, 8/1/18                        1,101,095
5,055,000      New York State Gas and Electric, 6.15%, 12/15/17 (14  5,556,850
1,081,700      Orcal Geothermal, 6.21%, 12/30/20 (144A)              1,058,011
2,690,000      Public Service of New Mexico, 7.95%, 5/15/18          2,969,018
3,550,000      West Penn Power Co., 5.95%, 12/15/17                  3,916,530
                                                                   $26,890,379
               Gas Utilities - 0.2 %
2,450,000      Nakilat, Inc., 6.267%, 12/31/33 (144A)              $ 2,515,734
               Independent Power Producer & Energy Traders - 1.1 %
5,529,176      Coso Geothermal Power Holdings LLC, 7.0%, 7/15/26 (1$ 5,497,273
2,675,000      Intergen NV, 9.0%, 6/30/17 (b)                        2,828,813
2,105,000      Kiowa Power Partners LLC, 5.737%, 3/20/21 (144A)      2,242,751
2,570,008      Panoche Energy Center LLC, 6.88%, 7/31/29 (144A)      2,843,329
                                                                   $13,412,166
               Multi-Utilities - 0.1 %
1,365,000      NSG Holdings, Inc., 7.75%, 12/15/25                 $ 1,242,150
417,490        Ormat Funding Corp., 8.25%, 12/30/20                    389,831
                                                                   $ 1,631,981
               Total Utilities                                     $44,450,260
               TOTAL CORPORATE BONDS
               (Cost  $462,075,428)                                $517,282,211
               U.S. GOVERNMENT
               AGENCY OBLIGATIONS - 22.4 %
3,914,701      Federal Home Loan Mtg. Corp., 4.5%, 10/1/20           4,150,719
22,104,900     Federal Home Loan Mtg. Corp., 5.0%, 10/1/20 - 6/1/35 23,365,375
6,118,347      Federal Home Loan Mtg. Corp., 5.5%, 12/1/18 - 8/1/40  6,555,083
11,525,633     Federal Home Loan Mtg. Corp., 6.0%, 5/1/17 - 4/1/35  12,536,603
879,715        Federal Home Loan Mtg. Corp., 6.5%, 3/1/33 - 11/1/33    978,267
10,607         Federal Home Loan Mtg. Corp., 7.0%, 11/1/30              12,030
3,962          Federal Home Loan Mtg. Corp., 8.0%, 8/1/31                4,399
201,814        Federal National Mtg. Association, 4.0%, 7/1/18         213,995
7,322,167      Federal National Mtg. Association, 4.5%, 11/1/20 - 10 7,384,379
10,022,240     Federal National Mtg. Association, 5.0%, 12/1/17 - 5/10,689,987
16,606,926     Federal National Mtg. Association, 5.5%, 9/1/17 - 6/117,803,236
16,013,265     Federal National Mtg. Association, 6.0%, 6/1/16 - 7/119,057,406
1,676,848      Federal National Mtg. Association, 6.5%, 7/1/29 - 7/1 1,684,878
1,353,270      Federal National Mtg. Association, 7.0%, 5/1/22 - 5/1 1,479,363
4,169          Federal National Mtg. Association, 7.5%, 8/1/20 - 4/1     4,745
34,354         Federal National Mtg. Association, 8.0%, 4/1/20 - 5/1    39,771
83,379,47  0.71Government National Mtg. Association, FNR, 11/16/51   3,821,898
8,100,219      Government National Mtg. Association, 4.5%, 7/15/33 - 8,593,609
3,003,734      Government National Mtg. Association, 5.0%, 10/15/18  3,221,225
17,734,791     Government National Mtg. Association, 5.5%,10/15/17 -19,186,729
16,449,508     Government National Mtg. Association, 6.0%, 4/15/13 -17,984,170
7,499,493      Government National Mtg. Association, 6.5%, 8/15/11 - 8,391,169
1,120,981      Government National Mtg. Association, 7.0%, 4/28/10 - 1,279,210
147,860        Government National Mtg. Association, 7.5%, 8/15/11 -   169,617
9,723          Government National Mtg. Association, 7.75%, 2/15/30     11,422
250,176        Government National Mtg. Association I, 6.0%, 2/15/2    274,531
77,110         Government National Mtg. Association I, 7.0%, 12/15/3    88,142
12,478         Government National Mtg. Association I, 7.5%, 10/15/     14,287
1,803,077      Government National Mtg. Association II, 4.5%, 12/20/ 1,920,296
2,630,454      Government National Mtg. Association II, 5.5%, 10/20/ 2,838,833
88,433         Government National Mtg. Association II, 6.5%,2/20/29    99,335
389,013        Government National Mtg. Association II, 7.0%, 11/20/   441,719
5,450,000      U.S. Treasury Notes, 4.375%, 2/15/38                  6,141,469
8,435,000      U.S. Treasury Notes, 4.5%, 5/15/38                    9,701,569
5,100,000      U.S. Treasury Bonds, 5.25%, 11/15/28                  6,443,534
4,750,000      U.S. Treasury Bonds, 6.25%, 8/15/23                   6,433,281
7,340,000      U.S. Treasury Notes,  4.5%, 2/15/36                   8,439,855
840,000        U.S. Treasury Notes, 5.5%, 8/15/28                    1,089,506
450,000        U.S. Treasury Notes, 7.875%, 2/15/21                    666,774
6,380,000      U.S. Treasury Notes, 3.125%, 5/15/19                  6,779,248
7,620,000      U.S. Treasury Notes, 4.25%, 5/15/39                   8,377,238
1,365,000      U.S. Treasury Notes, 4.375%  111539                   1,531,359
11,000,000     U.S. Treasury Notes, 4.625%  021540                  12,852,818
22,500,000     U.S. Treasury Bonds, 2.75%, 2/15/19                  23,341,995
2,500,000      U.S. Treasury Notes,  3.625%, 8/15/19                 2,749,220
9,068,000      U.S. Treasury Notes, 4.5%, 8/15/39                   10,382,860
2,000,000      U.S. Treasury Notes, 4.375%, 5/15/40                  2,246,260
3,980,000      U.S. Treasury Notes, 1.25%, 11/30/10                  3,986,842
                                                                   $285,460,256
               TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS
               (Cost  $263,582,440)                                $285,460,256
               FOREIGN GOVERNMENT
               BONDS - 0.1 %
               Banks - 0.1 %
               Diversified Banks - 0.1 %
625,000        Bank of Korea Export-Import, 5.875%, 1/14/15        $   698,498
               TOTAL FOREIGN GOVERNMENT BONDS                      $   698,498
               (Cost  $622,103)

               MUNICIPAL BONDS - 1.0 %
               Municipal General - 0.3 %
2,095,000      State of Illinois, 1.395%, 2/1/11                   $ 2,094,036
1,470,000      State of Illinois, 3.321%, 1/1/13                     1,502,414
                                                                   $ 3,596,450
               Municipal Higher Education - 0.7 %
4,380,000      California State University Revenue, 5.0%, 11/1/39  $ 4,550,645
4,600,000      Connecticut State Health & Education, 5.0%, 7/1/42    4,909,534
                                                                   $ 9,460,179
               TOTAL MUNICIPAL BONDS
               (Cost  $12,402,992)                                 $13,056,629
               SENIOR FLOATING
               RATE LOAN INTERESTS - 9.2 %**
               Energy - 0.2 %
               Oil & Gas Equipment And Services - 0.1 %
1,527,546  8.50Hudson Products Holdings, Inc., TL, 8/24/15         $ 1,405,342
               Oil & Gas Refining & Marketing - 0.1 %
1,509,752  5.25Pilot Travel Centers LLC, Initial TL, 6/30/16         1,526,730
               Total Energy                                        $ 2,932,072
               Materials - 1.0 %
               Aluminum - 0.1 %
631,275    2.26Novelis Corp., U.S. TL, 7/6/14                      $   612,337
214,379    2.26Novelis, Inc., Canadian TL, 7/6/14                      207,947
                                                                   $   820,284
               Commodity Chemicals - 0.0 %
403,749    2.03Celanese Holdings LLC, TL, 4/2/14                   $   397,189
               Diversified Chemical - 0.2 %
358,847    1.92Huntsman Corp., New Term B Dollar Loan, 4/21/14     $   343,895
960,000    7.50Ineos U.S. Fin. Corp., Sr. Cr. Fac. Term B2 Loan, 12    963,000
960,000    8.00Ineos U.S. Fin. Corp., Sr. Cr. Fac. Term C2 Loan, 12    963,000
                                                                   $ 2,269,895
               Metal & Glass Containers - 0.2 %
502,857    5.50BWAY Holding Co., Term B Loan, 3/28/17              $   503,989
1,840,750  6.75Graham Packaging Co., Term C Loan, 4/5/14             1,856,837
370,000    6.00Graham Packaging Co., Term D Loan, 9/9/16           $   373,353
47,143     5.50ICL Industrial Containers, Term C Loan, 6/17/17          47,249
                                                                   $ 2,781,428
               Paper Packaging - 0.2 %
2,631,148  3.28Graphic Pkg. Intl., Inc., Incremental TL, 5/16/14   $ 2,596,614
               Precious Metals & Minerals - 0.1 %
1,450,000  6.25Fairmount Minerals, Ltd., Tranche B TL, 7/11/16     $ 1,458,156
               Specialty Chemicals - 0.2 %
385,000    6.00Chemtura Corp., Term Facility Loan, 3/22/11         $   387,767
1,620,000  5.50Chemtura Corp., L+4.0%, 8/11/16                       1,633,500
                                                                   $ 2,021,267
               Total Materials                                     $12,344,833
               Capital Goods - 0.9 %
               Aerospace & Defense - 0.7 %
987,521    4.23DAE Aviation Holdings, Tranche B1 TL, 7/31/14       $   910,988
3,540,000  6.25DynCorp International L+4.5%, 7/7/16                  3,548,390
958,706    4.23Standard Aero, Ltd., Tranche B2 TL, 7/31/14             884,406
1,827,508  5.50Tasc, Inc., Tranche A TL, 12/18/14                    1,835,122
242,531    5.75Tasc, Inc., Tranche B TL, 12/18/15                      243,845
2,000,000  4.50Triumph Group Inc, TL, 6/16/16                        2,013,750
                                                                   $ 9,436,501
               Construction & Farm Machinery & Heavy Trucks - 0.1 %
897,788    4.50Bucyrus Intl., Inc., Tranche C U.S. Dollar TL, 12/21$   906,541
               Industrial Conglomerates - 0.1 %
800,000        Tomkins PLC, TL, 9/07/16                            $   808,248
               Total Capital Goods                                 $11,151,290
               Commercial Services & Supplies - 0.3 %
               Diversified Support Services - 0.0 %
529,024    1.81Iron Mountain, Inc., Initial TL, 4/16/14            $   529,024
               Environmental & Facilities Services - 0.3 %
641,000    6.00Advanced Disposal Services, Inc., Term B Loan, 1/14/$   644,205
2,924,623  2.26Synagro Technologies, Inc., 1st Lien TL, 4/2/14       2,503,295
                                                                   $ 3,147,500
               Total Commercial Services & Supplies                $ 3,676,524
               Transportation - 0.2 %
               Air Freight & Couriers - 0.2 %
462,700    3.29Ceva Group Plc, Additional Pre-Funded TL, 11/4/13   $   413,538
1,191,369  3.26Ceva Group Plc, U.S. Dollar TL, 11/4/13               1,070,743
496,231    3.26CEVA Group PLC, EGL TL, 11/4/13                         443,510
                                                                   $ 1,927,791
               Marine - 0.0 %
721,875    3.54Horizon Lines, Inc., TL, 8/8/12                     $   664,730
               Total Transportation                                $ 2,592,521
               Automobiles & Components - 0.6 %
               Auto Parts & Equipment - 0.1 %
1,076,887  3.02Allison Transmission, TL, 8/7/14                    $ 1,013,283
551,227    2.20Federal Mogul Corp. Tranche C TL, 12/28/15              484,480
1,080,405  2.20Federal Mogul Corp., Tranche B TL, 12/29/14             949,580
                                                                   $ 2,447,343
               Automobile Manufacturers - 0.1 %
1,624,657  3.03Ford Motor Co., Tranche B1 TL, 12/15/13             $ 1,595,718
               Tires & Rubber - 0.3 %
4,190,000  2.24Goodyear Tire & Rubber Co., 2nd Lien TL, 4/30/14    $ 3,936,505
               Total Automobiles & Components                      $ 7,979,566
               Consumer Durables & Apparel - 0.1 %
               Housewares & Specialties - 0.1 %
651,827    3.03Jarden Corp., Term B3 Loan, 1/24/12                 $   649,580
               Total Consumer Durables & Apparel                   $   649,580
               Consumer Services - 0.2 %
               Casinos & Gaming - 0.2 %
393,153    3.05Gateway Casinos & Ent., DD Term Advance Loan, 9/30/1$   389,876
1,941,067  3.05Gateway Casinos & Ent., Term Advance Loan, 9/30/14 (  1,924,892
                                                                   $ 2,314,768
               Specialized Consumer Services - 0.0 %
333,304    7.00Web Service Center, TL, 8/28/14                     $   332,471
               Total Consumer Services                             $ 2,647,239
               Media - 1.2 %
               Advertising - 0.0 %
1,114,828  5.00Affinion Group, Inc., Tranche B TL, 10/9/16         $ 1,096,712
               Broadcasting - 0.2 %
3,258,362  2.51Univision Communication, Inc., Initial TL, 9/29/14  $ 2,862,730
               Cable & Satellite - 0.5 %
4,119,251  3.54Charter Communications Operating LLC, Term C Loan, 9$ 4,029,143
421,409    2.26Charter Communications, Inc., Term B1 Loan, 3/5/14      412,058
924,296    2.51Knology, Inc., TL, 6/30/12                              924,300
621,651    2.76WideOpenWest LLC, 1st Lien TL, 6/30/14                  578,913
                                                                   $ 5,944,414
               Movies & Entertainment - 0.2 %
1,382,331  5.25Christie/AIX, Inc., TL, 3/31/16                     $ 1,373,692
1,695,750  4.50Live Nation Entertainment, Term B Loan, 10/20/16      1,677,379
                                                                   $ 3,051,071
               Publishing - 0.2 %
2,400,000  6.75Interactive Data Corp., TL, 1/29/17                 $ 2,434,241
               Total Media                                         $15,389,168
               Retailing - 0.1 %
               Automotive Retail - 0.1 %
1,840,000  6.00Autotrader.com, Inc., Tranche B TL, 6/14/16         $ 1,845,750
               Total Retailing                                     $ 1,845,750
               Food & Drug Retailing - 0.0 %
               Food Retail - 0.0 %
354,076    2.76Pinnacle Foods Finance LLC, TL, 4/2/14              $   343,177
               Total Food & Drug Retailing                         $   343,177
               Food, Beverage & Tobacco - 0.2 %
               Packaged Foods & Meats - 0.1 %
2,000,000      Reynolds Group Hldgs., Inc., Incremental Tranche D T$ 2,010,000
               Total Food, Beverage & Tobacco                      $ 2,010,000
               Household & Personal Products - 0.1 %
               Personal Products - 0.1 %
1,000,000      NBTY, Inc., Term B Loan, 12/29/17                   $ 1,011,607
               Total Household & Personal Products                 $ 1,011,607
               Health Care Equipment & Services - 1.3 %
               Health Care Facilities - 0.8 %
111,403    2.55CHS/Community Health Sys., Inc., DD TL, 7/25/14     $   105,833
1,655,850  6.50Ardent Health Services LLC, TL, 9/15/15               1,624,804
2,171,359  2.55CHS/Community Hlth. Sys., Inc., Funded TL, 7/25/14    2,062,786
572,021    2.26Hanger Orthopedic Group, Inc., Tranche B TL, 5/26/13    562,010
747,900    2.54HCA, Inc., Tranche B1 TL, 11/18/13                      720,957
1,793,613  3.54HCA, Inc., Tranche B2 TL, 3/17/17                     1,739,601
529,292    2.18Psychiatric Solutions, Inc., TL, 7/2/12                 526,480
320,264    3.55Sun Health Care Group, Inc., Synthetic TL, 4/19/14      315,960
170,690    3.10Sun Health Care Group, Inc., TL, 4/19/14                168,396
2,050,000  0.00Universal Health Services Inc., Tranche B TL, 5/16/1  2,062,012
                                                                   $ 9,888,839
               Health Care Services - 0.2 %
2,786,624  2.51Catalent Pharma Solutions, Inc., Dollar TL, 4/10/14 $ 2,576,931
               Health Care Supplies - 0.3 %
2,243,069  3.59Bausch & Lomb, Inc., Parent TL, 4/24/15             $ 2,164,630
543,950    3.51Bausch & Lomb, Inc., Delayed Draw TL, 4/24/15           524,280
1,507,477  3.28Biomet, Inc., Dollar TL, 3/25/15                      1,464,600
                                                                   $ 4,153,510
               Health Care Technology - 0.0 %
470,364    5.25IMS Health, Inc., TL, 2/26/16                       $   473,647
               Total Health Care Equipment & Services              $17,092,927
               Pharmaceuticals & Biotechnology - 0.3 %
               Biotechnology - 0.3 %
683,559    6.00Warner Chilcott Corp., Term A1 Loan, 10/30/14       $   699,840
550,824    6.25Warner Chilcott Corp., Term B2 Loan, 4/30/15            551,710
910,425    6.25Warner Chilcott Corp., Term B3 Loan, 4/30/15            912,340
330,789    6.25Warner Chilcott Corp., Term B1 Loan, 4/30/15            331,320
367,647    6.50Warner Chilcott Corp., Term B4 Loan, 2/22/16            369,781
1,132,353  6.50Warner Chilcott Corp., Term B3 Loan, 2/22/16          1,138,819
                                                                   $ 4,003,810
               Pharmaceuticals - 0.0 %
250,000        Valeant Pharmaceuticals Intl., Tranche B TL, 6/21/16$   252,559
               Total Pharmaceuticals & Biotechnology               $ 4,256,369
               Diversified Financials - 0.1 %
               Specialized Finance - 0.0 %
982,538    4.75MSCI, Inc., TL, 6/1/16                              $   988,678
               Total Diversified Financials                        $   988,678
               Insurance - 0.1 %
               Insurance Brokers - 0.1 %
330,480    2.79HUB International Holdings, Delayed Draw TL, 6/13/14$   313,130
1,470,243  2.79HUB International Holdings, Initial TL, 6/13/14       1,393,056
                                                                   $ 1,706,186
               Total Insurance                                     $ 1,706,186
               Software & Services - 0.8 %
               Application Software - 0.0 %
388,000    2.01Nuance Communications, Inc., Incremental TL, 3/29/13$   378,906
               Data Processing & Outsourced Services - 0.1 %
1,010,000  5.25Fidelity National Info. Services, Inc., Term B Loan,$ 1,018,927
               Internet Software & Services - 0.3 %
4,450,000  6.75SAVVIS, Inc., TL, 8/4/16                            $ 4,460,197
               It Consulting & Other Services - 0.3 %
87,834     2.54Keane Intl., Inc., Synthetic TL, 6/4/13             $    79,819
1,125,798  2.55Keane Intl., Inc., Closing Date TL, 6/4/13            1,023,069
2,388,131  2.01Sungard Data Sys., Inc., Tranche A U.S. TL, 2/28/14   2,310,943
                                                                   $ 3,413,831
               Systems Software - 0.0 %
368,132    5.25Dealer Computer Service, TL, 4/1/17                 $   367,803
               Total Software & Services                           $ 9,639,664
               Technology Hardware & Equipment - 0.3 %
               Electronic Components - 0.3 %
505,034    2.51Flextronics Semiconductor, A1A DD TL, 10/1/14       $   481,297
375,000    2.51Flextronics Semiconductor, A3 DD TL, 10/1/14            359,531
2,732,504  2.51Flextronics Semiconductor, Closing Date Loan, 10/1/1  2,604,078
321,429    2.51Flextronics Semiconductor, A2 DD TL, 10/1/14            308,170
                                                                   $ 3,753,076
               Total Technology Hardware & Equipment               $ 3,753,076
               Semiconductors - 0.3 %
               Semiconductor Equipment - 0.2 %
3,985,704  3.63Aeroflex, Inc., Tranche B1 TL, 8/15/14              $ 3,846,204
               Semiconductors - 0.1 %
1,535,000  4.75Intersil Corp., TL, 4/27/16                         $ 1,541,908
               Total Semiconductors                                $ 5,388,112
               Telecommunication Services - 0.4 %
               Integrated Telecom Services - 0.2 %
428,925    6.67Cincinnati Bell, Inc., Tranche B TL, 6/11/17        $   431,606
255,650    3.26Telesat Canada, Inc., U.S. Term I Loan, 10/31/14        249,498
2,976,268  3.26Telesat Canada, Inc., U.S. Term II Loan, 10/31/14     2,904,652
                                                                   $ 3,585,756
               Wireless Telecommunication Services - 0.1 %
1,180,000  3.53Intelsat Jackson Holdings, Ltd., TL, 2/1/14         $ 1,111,166
               Total Telecommunication Services                    $ 4,696,922
               Utilities - 0.5 %
               Electric Utilities - 0.2 %
397,000    3.76Texas Competitive Electric Hldgs., DD TL, 10/10/14  $   307,042
3,831,766  3.92Texas Competitive Electric Hldgs.,
                Initial Tranche B2 TL 10/10/14                       2,982,126
                                                                   $ 3,289,168
               Independent Power Producer & Energy Traders - 0.2 %
2,580,431  3.17Calpine Corp., 1st Priority TL, 3/29/14             $ 2,526,135
               Total Utilities                                     $ 5,815,303
               TOTAL SENIOR FLOATING
               RATE LOAN INTERESTS
               (Cost  $117,310,590)                                $117,910,564
Principal
Amount ($)     TEMPORARY CASH INVESTMENTS - 1.3 %                     Value
               Securities Lending Collateral  - 1.3 % (c)
               Certificates of Deposit:
481,802        Bank of Nova Scotia, 0.37%, 9/29/10                 $   481,802
337,261        BBVA Group NY, 0.56%, 7/26/11                           337,261
481,802        BNP Paribas Bank NY, 0.38%, 11/8/10                     481,802
240,901        DNB Nor Bank ASA NY, 0.27%, 11/10/10                    240,901
481,802        Nordea NY,  0.5%, 12/10/10                              481,802
481,802        RoboBank Netherland NV NY, 0.44%, 8/8/11                481,802
481,802        Royal Bank of Canada NY, 0.26%, 1/21/11                 481,802
481,802        SocGen NY,  0.34%, 11/10/10                             481,802
240,901        Svenska NY,  0.275%, 11/12/10                           240,901
                                                                   $ 3,709,875

               Commercial Paper:
289,081        American Honda Finance, 0.28%, 5/4/11               $   289,081
193,809        American Honda Finance, 1.04%, 6/20/11                  193,809
177,262        Australia & New Zealand Banking Group, 1.04%, 8/4/11    177,262
491,778        Caterpillar Financial Services Corp., 1.04%, 6/24/11    491,778
529,982        CBA, 0.31%, 1/3/11                                      529,982
96,346         CHARFD, 0.38%, 10/15/10                                  96,346
337,046        CHARFD, 0.31%, 12/14/10                                 337,046
192,704        CLIPPR, 0.45%, 10/8/10                                  192,704
288,944        CLIPPR, 0.28%, 12/1/10                                  288,944
155,552        CLIPPR, 0.45%, 10/8/10                                  155,552
269,495        FAIRPP, 0.3%, 11/9/10                                   269,495
192,633        FASCO, 0.27%, 12/1/10                                   192,633
481,867        Federal Home Loan Bank, 0.37%, 6/1/11                   481,867
240,887        GE Corp., 0.55%, 1/26/11                                240,887
48,150         General Electric Capital Corp., 0.37%, 6/6/11            48,150
52,151         General Electric Capital Corp., 0.59%, 10/6/10           52,151
52,516         General Electric Capital Corp., 0.62%, 10/21/10          52,516
192,633        OLDLLC, 0.27%, 12/1/10                                  192,633
263,934        OLDLLC, 0.27%, 12/2/10                                  263,934
385,345        SANTANDER, 0.43%, 10/22/10                              385,341
96,349         SRCPP, 0.38%, 10/12/10                                   96,349
240,782        SRCPP, 0.27%, 12/6/10                                   240,782
144,536        STRAIT, 0.36%, 10/4/10                                  144,536
361,383        STRAIT, 0.25%, 12/8/10                                  361,383
240,873        TBLLC, 0.38%, 10/12/10                                  240,873
240,789        TBLLC, 0.27%, 12/2/10                                   240,789
481,802        Toyota Motor Credit Corp., 0.44%, 9/8/11                481,802
481,689        VARFUN, 0.35%, 10/25/10                                 481,689
289,092        Wachovia, 0.39%, 3/22/11                                289,092
481,802        Westpac, 0.5%, 07/29/11                                 481,802
192,708        WFC, 0.37%, 12/2/10                                     192,708
                                                                   $ 8,183,916

               Tri-party Repurchase Agreements:
350,906        Barclays Capital Markets,  0.2%, 10/1/10            $   350,906
1,927,207      Deutsche Bank Securities, Inc., 0.25%, 10/1/10        1,927,207
481,802        HSBC Bank USA NA, 0.25% 10/1/10                         481,802
289,081        JPMorgan, Inc., 0.22%, 10/1/10                          289,081
481,802        RBS Securities, Inc., 0.25%, 10/1/10                    481,802
                                                                   $ 3,530,798
Shares         Money Market Mutual Funds:
481,802        BlackRock Liquidity Temporary Cash Fund             $   481,802
481,802        Dreyfus Preferred Money Market Fund                     481,802
481,802        Fidelity Prime Money Market Fund                        481,802
                                                                   $ 1,445,406

               Total Securities Lending Collateral                 $16,869,995
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost  $16,869,995)                                 $16,869,995
               TOTAL INVESTMENT IN SECURITIES - 101.5
            (Cost  $1,219,522,618) (a)                          $1,294,194,765
            OTHER ASSETS AND LIABILITIES - (0.5) %              $(18,550,166)
            TOTAL NET ASSETS - 100.0 %                          $1,275,644,599
*              Non-income producing security.

NR             Not rated by either S&P or Moody's.

WR             Withdrawn rating.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2010, the value of these securities amounted to $84,339,919 or 6.6% of total net assets.

** Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
               These base lending rates are generally (i) the lending rate o offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate invests offered by one or more major U.S.
               banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At September 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $1,219,809,027 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost           $104,497,748

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value            (30,112,010)

               Net unrealized gain                                 $74,385,738

(b)            At September 30, 2010, the following
               securities were out on loan:

Principal
Amoun                      Security                         Value
1,450,000      Branch Banking & Trust Co., 4.875%, 1/15/13         $ 1,558,570
1,000,000      Caterpillar, Inc., 7.9%, 12/15/18                     1,361,972
1,350,000      Enel Finance International SA, 5.125%, 10/7/19 (144A) 1,464,963
1,769,000      GATX Financial Corp., 6.0%, 2/15/18                   1,964,103
350,000        Hyundai Motor Manufacturers, 4.5%, 4/15/15              368,688
250,000        Intergen NV, 9.0%, 6/30/17                              270,000
1,976,000      Massey Energy Co., 3.25% 8/1/15                       1,768,864
3,144,000      PNC Funding Corp., FNR, 5/29/49                       3,339,516
1,000,000      Sally Holdings LLC, 9.25%, 11/15/14 (144A)            1,087,188
1,272,000      Weatherford International, Ltd., 9.625%, 3/1/19       1,669,211
               Total                                               $14,853,076

(c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

(d)            Debt obligation with a variable interest rate.
               Rate shown is rate at end of period.

(e)            Security is in default and is non-income producing.

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                                Level 1    Level 2    Level 3     Total
Convertible corporate bonds          $0  $6,707,075    $0       $6,707,075
Preferred Stocks	      11,229,124  7,971,200     0       19,200,324
Common stocks                    948,896      0         0         948,896
Asset Backed Securities               0  85,714,952     0       85,714,952
Collateralized mortgage obligations   0  230,110,495 234,870   230,345,365
Corporate bonds                       0  517,282,211    0      517,282,211
U.S. Government Obligations           0  285,460,256    0      285,460,256
Foreign Government Bonds              0     698,498     0         698,498
Municipal bonds                       0   13,056,629    0        13,056,629
Senior Floating Rate Loan Oblig       0   117,910,564   0       117,910,564
Temporary Cash Investments            0  15,424,589     0        15,424,589
Money market Mutual funds     1,445,406      0          0        1,445,406
Total                       $13,623,426 $1,280,336,469 $234,870 $1,294,194,765


         Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
                                              Collateralized
                                                    Mortgage
                                                 Obligations
Balance at 6/30/10                                 $232,963
Realized gain (loss)                                      0
Change in unrealized gain (loss)                      1,907
Net purchases (sales)                                     0
Transfers in and out of Level 3                           0
Balance at 9/30/10                                 $234,870


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2010

* Print the name and title of each signing officer under his or her signature.